STOCKHOLDERS' DEFICIENCY (Schedule of Options Outstanding) (Details)	Oct. 29, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Equity compensation plans not approved by security holders [Member]	Dec. 31, 2012 Equity compensation plans not approved by security holders [Member]	Sep. 30, 2013 Equity Incentive Plan [Member]	Dec. 31, 2012 Equity Incentive Plan [Member]	Nov. 24, 2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares authorized	8,000,000									8,000,000
Total Number of Options Outstanding in Plans		1,104,000	1,132,000	1,027,000	1,041,000	900,000	900,000	204,000	232,000